OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2021	2020	2019
Net payments on non-designated derivatives relating to interest rate swaps	(6,707)	(4,575)	1,389
Net payments on non-designated derivatives relating to cross currency swaps	(8)	(6)	—
Net payments on non-designated derivatives relating to combined cross currency and interest rate swaps	—	(152)	(194)
Net payments relating to the settlement of interest rate swaps following the refinancing of debt	—	(4,539)	—
Total net cash movement on non-designated derivatives and swap settlements	(6,715)	(9,272)	1,195
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	11,607	(15,314)	(4,123)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(16)	5	—
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	—	(5,124)	673
Total net movement in fair value of non-designated derivatives	11,591	(20,433)	(3,450)
Allowance for expected credit losses	722	(1,771)	—
Impairment of long-term receivables	—	—	(9,168)
Other items	1,085	5,531	(1,330)
Total other financial items, net	6,683	(25,945)	(12,753)